Commitments And Contingencies (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jun. 22, 2009	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 05, 2018
Commitments And Contingencies [Line Items]
Estimated cost to complete contracts		$ 800,000		$ 1,750,000
One-time milestone payment	$ 1,000,000
First achievement of marketing approvals	30 days
Employer matching contribution		100.00%		100.00%
Maximum percentage of employee's gross pay		3.00%		3.00%
Employer matching contribution on deferral		50.00%		50.00%
Percentage of employee's gross pay		2.00%		2.00%
Expense related to matching contribution		$ 11,229	$ 27,879	$ 71,568	$ 120,558
RX-0201 [Member]
Commitments And Contingencies [Line Items]
Royalty						50.00%
Licensing revenue agreement						$ 5,000,000
Percentage of licensing revenue						50.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Contract term, months		36 months		36 months
Maximum [Member] | RX-0201 [Member]
Commitments And Contingencies [Line Items]
Licensing revenue agreement						$ 5,000,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Contract term, months		2 months		2 months
Minimum [Member] | RX-0201 [Member]
Commitments And Contingencies [Line Items]
Licensing revenue						$ 5,000,000